Employee Benefit Plans (Components of Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Net loss (gain)	[1],[2]		$ (1,024)	$ 9	$ 571
JVB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest cost on projected benefit obligation			621	666	450
Expected return on plan assets			(793)	(795)	(592)
Settlement loss			377
Recognized net actuarial loss			207	248	242
Net periodic benefit cost			412	119	100
Net loss (gain)			117	173	(52)
Amortization of net loss			(584)	(248)	(242)
Total recognized in other comprehensive loss (income)			(467)	(75)	(294)
Total recognized in net periodic benefit cost and other comprehensive loss (income)			$ (55)	$ 44	(194)
FNB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost during the year		$ 3			3
Interest cost on projected benefit obligation		$ 18			18
Expected return on plan assets					(23)
Net periodic benefit cost					(2)
Total recognized in net periodic benefit cost and other comprehensive loss (income)					$ (2)

[1]	Amounts are included in the computation of net periodic benefit cost and are included in employee benefits expense on the Consolidated Statements of Income as a separate element within total non-interest expense.
[2]	Income tax amounts are included in the provision for income taxes on the Consolidated Statements of Income.